Discontinued Operations (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations [Abstract]
Revenues from hotel operations and management	₪ 130,142	₪ 135,839	₪ 147,886
Revenues from fashion merchandise			1,857
Total	130,142	135,839	149,743
Expenses and losses
Cost of fashion merchandise			4,123
Cost of hotel operations and management	105,678	115,367	126,849
Financial expenses	20,103	19,634	31,444
Other income, net	(669)	(6,961)	(70,133)
Total expenses and losses	(125,112)	(128,040)	(92,283)
Profit (loss) from discontinued operations before income taxes	(5,030)	7,799	57,460
Income tax (income) expenses	80	(114)	1,229
Profit (loss) from discontinued operations	(5,110)	7,913	56,231
Gain from sale of hotels	(55,835)
Release of capital funds as a result of the sale of hotels	213,848
Total Profit from discontinued operations	₪ 152,903		₪ 56,231
Basic and diluted earnings per share	₪ (16.64)	₪ 0.85	₪ 6.11